Long-term debt - Additional Information (Detail) $ in Thousands				6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 17, 2021 USD ($)	Jul. 16, 2019 USD ($)	Jan. 08, 2019 USD ($)	Dec. 31, 2019 USD ($)	Jul. 15, 2019 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 USD ($)	Oct. 01, 2020 USD ($)
Debt Instrument [Line Items]
Debt instrument face amount				$ 451,916				$ 472,742	$ 451,916	$ 451,916
Long-term Debt				439,349				461,877	439,349	439,349
Payments of Financing Costs										12,500
Amortization of Debt Issuance Costs and Discounts					$ 0				900
Unamortized financing costs				600				500	600	600
Debt, paid in kind interest				3,041			$ 7,371	7,371
Loss on extinguishment of debt						$ (9,843)
Unamortized debt issuance costs				12,600		3,500		10,900	12,600	12,600
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Line of credit		$ 25,000
Payments of Financing Costs										1,600
2019 Term Loan
Debt Instrument [Line Items]
Debt instrument face amount	$ 442,100	$ 450,000		$ 448,875		$ 450,000		444,375	$ 448,875	$ 448,875
Debt Instrument, Maturity Date		Jul. 16, 2026				Jul. 16, 2026
Debt Instrument, Unamortized Discount		$ 11,300				$ 14,100		$ 13,400
Debt Instrument, Interest Rate, Stated Percentage	6.25%			7.404%				6.50%	7.404%	7.404%
Debt Instrument, Frequency of Periodic Payment										Quarterly
Repayments of Debt										$ 1,100
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid				$ 419,600					$ 419,600	419,600
Long-term Debt				436,308				$ 433,510	436,308	436,308
Proceeds from debt	$ 275,000
Line of credit								454,800
Debt, paid in kind interest	10,400					100,000		10,400
Interest payable on debt	4,200
Proceeds from initial public offering	199,600
Loss on extinguishment of debt	9,900
Line of credit periodic payment						1,100
Repayment of debt						419,600
Interest expense, debt						1,500	$ 1,500
2019 Term Loan | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Unamortized Discount											$ 700
Unamortized financing costs				500					500	500
2019 Term Loan | Maximum [Member]
Debt Instrument [Line Items]
Debt instrument face amount		100,000
Paid in kind interest on 2019 Term Note
Debt Instrument [Line Items]
Debt instrument face amount		100,000		$ 3,041				10,412	$ 3,041	$ 3,041
Debt Instrument, Interest Rate, Stated Percentage				8.404%					8.404%	8.404%
Long-term Debt				$ 3,041				10,412	$ 3,041	$ 3,041
Paid in kind interest on 2019 Term Note | Maximum [Member]
Debt Instrument [Line Items]
Debt instrument face amount		450,000
2019 Delayed Draw Term Loan
Debt Instrument [Line Items]
Debt instrument face amount		$ 100,000						17,955
Debt Instrument, Maturity Date		Jul. 16, 2026
Debt Instrument, Unamortized Discount		$ 1,300						$ 1,300			$ 200
Debt Instrument, Interest Rate, Stated Percentage		6.50%
Debt Instrument, Frequency of Periodic Payment		quarterly						quarterly
Long-term Debt								$ 17,955
Proceeds from debt								18,000
Debt Instruments Quarterly principal payments Rate		0.25
Line of Credit drawn		$ 18,000		25,000
Debt instrument accrued interest	17,900
2019 Delayed Draw Term Loan | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit drawn						$ 0
Line of credit								0
Line of credit expiration date						Sep. 17, 2021
Line of Credit
Debt Instrument [Line Items]
Debt Instrument, Maturity Date			Jan. 08, 2021
Debt Instrument, Frequency of Periodic Payment										Quarterly
Debt Instruments Quarterly principal payments Rate										0.3
Line of credit facility maximum borrowing capacity			$ 15,000
Line of Credit drawn										$ 13,000
Repayments of Lines of Credit										13,000
Line of Credit | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date		Jul. 16, 2024
Debt Instrument, Frequency of Periodic Payment		Quarterly
Debt Instruments Quarterly principal payments Rate		0.5
Line of credit facility maximum borrowing capacity		$ 25,000
Line of Credit drawn								25,000
Line of credit				0				0	0	0
2021 Term Loan
Debt Instrument [Line Items]
Debt instrument face amount						$ 275,000
Debt Instrument, Interest Rate, Stated Percentage						2.37%
Debt Instrument, Frequency of Periodic Payment						quarterly
Long-term Debt						$ 272,263
Proceeds from debt	$ 474,600
Line of credit facility maximum borrowing capacity						275,000
Line of credit						275,000
Line of credit facility annual principal amount						220,000
Unamortized debt issuance costs						2,800
2021 Term Loan | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt instrument face amount		$ 25,000
Line of credit facility maximum borrowing capacity						75,000
Line of credit						0
Unamortized debt issuance costs						$ 800
2021 Term Loan | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage						5.00%
Line of credit facility unused capacity commitment fee percentage						0.30%
2021 Term Loan | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage						2.50%
Line of credit facility unused capacity commitment fee percentage						0.25%
Principal Payments [Member]
Debt Instrument [Line Items]
Debt instrument face amount				350,000					350,000	350,000
2020 Term Loan
Debt Instrument [Line Items]
Debt instrument face amount								350,000
Long-term Debt				451,900				454,800	451,900	451,900
Paid in kind interest on 2019 Term Note
Debt Instrument [Line Items]
Debt instrument face amount				100,000				100,000	100,000	100,000
Long-term Debt				3,000				10,400	3,000	3,000
2019 Delayed Draw Term Loan
Debt Instrument [Line Items]
Long-term Debt				$ 0				$ 18,000	$ 0	$ 0